UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    NSB Advisors LLC
Address: 200 Westage Center Drive, Suite 228
         Fishkill, NY 12524

13F File Number:  028-13807

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nancy I. Denney
Title:     Chief Compliance Officer
Phone:     (845) 897-1560

Signature, Place, and Date of Signing:

 /s/  Nancy I. Denney     Wilmington, DE     May 16, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    45

Form 13F Information Table Value Total:    $1,271,617 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Amgen Inc		       COM		031162100     2327    43530 SH		Sole				       43530
Apco Oil & Gas International   SHS		g0471f109   535054  6238969 SH		Sole				     6238969
Argan Inc.		       COM		04010E109    39473  4611274 SH		Sole				     4611274
Astronics Corp		       COM		046433108    62476  2482175 SH		Sole				     2482175
BGC Partners Inc Cl A	       CL A		05541T101       93    10000 SH		Sole				       10000
Canadian National Railway      COM		136375102      263     3500 SH		Sole				        3500
Celgene Corp.		       COM		151020104     3694    64165 SH		Sole				       64165
CH Energy Group Inc.	       COM		12541M102      387     7653 SH		Sole				        7653
Chevron Corporation	       COM		166764100     1014     9430 SH		Sole				        9430
Consolidated Edison	       COM		209115104      223     4400 SH		Sole				        4400
Eastern Co		       COM		276317104    45300  2369231 SH		Sole				     2369231
Ecology & Enviroment Inc.      CL A		278878103     1383    72047 SH		Sole				       72047
Exxon Mobil		       COM		30231G102     1630    19372 SH		Sole				       19372
General Electric	       COM		369604103      537    26780 SH		Sole				       26780
Global PWR Equip Group Inc     COM PAR $0.01	37941p306   101810  3702169 SH		Sole				     3702169
Globecomm Systems	       COM		37956X103   102988  8352623 SH		Sole				     8352623
GSE Systems Inc		       COM		36227k106     5952  2633467 SH		Sole				     2633467
Gulfmark Offshore Inc          CL A NEW		402629208     1642    36898 SH		Sole				       36898
II-VI, Inc.		       COM		902104108      696    14000 SH		Sole				       14000
Intl Business Machines	       COM		459200101     1029     6313 SH		Sole				        6313
Johnson & Johnson	       COM		478160104      582     9829 SH		Sole				        9829
Lilly (Eli)		       COM		532457108      210     5974 SH		Sole				        5974
M&T Bank Corp.		       COM		55261F104      886    10010 SH		Sole				       10010
Merck & Co		       COM		58933y105      371    11225 SH		Sole				       11225
Microsoft Corp		       COM		594918104      202     7947 SH		Sole				        7947
Nanosphere Inc.		       COM		63009F105      275    84500 SH		Sole				       84500
Pfizer, Inc		       COM		717081103      229    11279 SH		Sole				       11279
PMFG Inc.		       COM		69345P103   256674 12027851 SH		Sole				    12027851
PNC Financial Services Group I COM		693475105      306     4857 SH		Sole				        4857
Precision Castparts	       COM		740189105     1713    11642 SH		Sole				       11642
Price T Rowe Group Inc	       COM		74144T108      219     3300 SH		Sole				        3300
Procter & Gamble	       COM		742718109      829    13464 SH		Sole				       13464
Rand Capital Corp	       COM		752185108     6943  2353634 SH		Sole				     2353634
Texas Instruments Incorporated COM		882508104      205     5927 SH		Sole				        5927
Transcat Inc.		       COM		893529107    37454  4485493 SH		Sole				     4485493
U.S. Lime & Minerals Inc.      COM		911922102    41040  1013076 SH		Sole				     1013076
Union Pacific Corp	       COM		907818108      245     2493 SH		Sole				        2493
United Technologies Corp       COM		913017109      334     3947 SH		Sole				        3947
Unitil Corp.		       COM		913259107     8513   361350 SH		Sole				      361350
WebMD Health Corp.	       COM		94770V102      215     4027 SH		Sole				        4027
Powershares QQQ Trust	       UNIT SER 1	73935a104      254     4420 SH		Sole				        4420
Proshares Trust Ultrashort     PSHS ULSHT SP500	74347r883     5221   249579 SH		Sole				      249579
SPDR GOLD TR		       GOLD SHS		78463v107      213     1525 SH		Sole				        1525
SPDR S&P Midcap 400 ETF	       UTSER1 S&PDCRP	78467y107      232     1290 SH		Sole				        1290
Technology Select Sector SPDR  SBI INT-TECH	81369Y803      281    10790 SH		Sole				       10790